Goodwill and Intangibles (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	Goodwill	Brands	Computer software	Customer relationships	Total
	€m	€m	€m	€m	€m
Cost
Balance at December 31, 2023	2,105.0	2,430.1	69.3	35.3	4,639.7
Additions	—	—	14.8	—	14.8
Disposals	—	—	(0.9)	—	(0.9)
Effect of movements in foreign exchange	1.1	(1.0)	(0.2)	—	(0.1)
Balance at December 31, 2024	2,106.1	2,429.1	83.0	35.3	4,653.5
Additions	—	0.1	9.3	—	9.4
Disposals	—	—	(9.5)	—	(9.5)
Effect of movements in foreign exchange	(1.4)	0.7	0.3	—	(0.4)
Balance at December 31, 2025	2,104.7	2,429.9	83.1	35.3	4,653.0

	Goodwill	Brands	Computer software	Customer relationships	Total
	€m	€m	€m	€m	€m
Accumulated amortization and impairment
Balance at December 31, 2023	—	8.5	34.0	24.0	66.5
Amortization	—	0.4	6.6	1.8	8.8
Disposals	—	—	(0.6)	—	(0.6)
Effect of movements in foreign exchange	—	—	(0.2)	—	(0.2)
Balance at December 31, 2024	—	8.9	39.8	25.8	74.5
Amortization	—	0.3	7.3	1.8	9.4
Effect of movements in foreign exchange	—	0.4	0.2	—	0.6
Balance at December 31, 2025	—	9.6	47.3	27.6	84.5
Net book value December 31, 2023	2,105.0	2,421.6	35.3	11.3	4,573.2
Net book value December 31, 2024	2,106.1	2,420.2	43.2	9.5	4,579.0
Net book value December 31, 2025	2,104.7	2,420.3	35.8	7.7	4,568.5